CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
CONCENTRATION OF RISKS
Cost of purchased materials	¥ 789	$ 233,176	¥ 1,623,324	¥ 532,217
Credit risk | PRC
CONCENTRATION OF RISKS
Cash and cash equivalents and short-term investments		769,655			¥ 5,358,181		¥ 1,632,151
Credit risk | Outside PRC
CONCENTRATION OF RISKS
Cash and cash equivalents and short-term investments		1,098			¥ 7,643	$ 19,197
Supplier A | Total cost of purchased materials
CONCENTRATION OF RISKS
Cost of purchased materials	3,809	$ 38,067	¥ 265,014	121,043
Supplier B | Total cost of purchased materials
CONCENTRATION OF RISKS
Cost of purchased materials				73,145
Supplier C
CONCENTRATION OF RISKS
Cost of purchased materials	¥ 2,755			¥ 70,086
Foreign currency exchange rate risk
CONCENTRATION OF RISKS
(Depreciation) / Appreciation of US$ against RMB	(3.90%)	1.30%	1.30%	5.00%